Loans (Details) - Line of credit - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount drawn	€ 25,000
Accrued interest	€ 1,726
Cash consideration		€ 26,633
Repayment of principal amount of loan		25,000
Repayment of accrued interest and fees of loan		€ 1,633